Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 14. Related Party Transactions

In June 2007, the Company entered into the Tufts License Agreement for certain intellectual property owned by Tufts (refer to Note 13 — Commitments and Contingencies). A member of the Company’s Board of Directors was previously affiliated with Tufts and continues to receive compensation from Tufts on a formulaic basis based on royalties and license payments the Company makes to Tufts. At September 30, 2024 and December 31, 2023, open payable balances to Tufts were not material.

In August 2022, the Company entered into the Harvard License Agreement for certain intellectual property owned by Harvard (refer to Note 13 — Commitments and Contingencies). Harvard is required to pay a portion of the payments received from the Company under the Harvard License Agreement to a member of the Company’s Board of Directors. The same member of the Company’s Board of Directors is also affiliated with Mass General Brigham. Revenue recorded from sales of products and services to Harvard and Mass General Brigham was $1.0 million and $1.4 million for the three and nine months ended September 30, 2024, respectively, and $0.3 million and $1.0 million for the three and nine months ended September 30, 2023, respectively. Cost of product revenue and operating expenses with Harvard and Mass General Brigham were not material and $0.3 million for the three and nine months ended September 30, 2024, respectively. Cost of product revenue and operating expenses with Harvard and Mass General Brigham were not material for the three and nine months ended September 30, 2023, respectively. At September 30, 2024 and December 31, 2023, open payables to and receivable balances from Harvard and Mass General Brigham were not material.

As discussed in Note 4 – Revenue and Related Matters, on May 26, 2022, the Company and UltraDx, a company formed by ARCH, entered into the UltraDx Agreement. At contract inception, the Company determined that UltraDx was a related party because a member of the Company’s Board of Directors was affiliated with ARCH and UltraDx. As of June 7, 2023, this individual no longer served as a member of the Company’s Board of Directors. Cost of goods sold were not material and $0.3 million for the three and nine months ended September 30, 2024, respectively. Cost of goods sold were not material for the three and nine months ended September 30, 2023, respectively. At September 30, 2024 and December 31, 2023 open receivable balances from UltraDx were not material and there were no open payable balances to UltraDx.

Note 17. Related Party Transactions

In June 2007, the Company entered into the Tufts License Agreement for certain intellectual property owned by Tufts (refer to Note 16 — Commitments and Contingencies). A member of the Company’s Board of Directors was previously affiliated with Tufts. This Board member continues to receive compensation from Tufts on a formulaic basis based on royalties and license payments the Company makes to Tufts. At December 31, 2023 and 2022, open payable balances to Tufts were not material.

In August 2022, the Company entered into the Harvard License Agreement for certain intellectual property owned by Harvard (refer to Note 16 — Commitments and Contingencies). Harvard is obligated to pay a portion of the payments received from the Company under the Harvard License Agreement to a member of the Company’s Board of Directors. A member of the Company’s Board of Directors is also affiliated with Harvard and Mass General Brigham. Revenue recorded from sales of products and services to Harvard and its affiliates and to Mass General Brigham and its affiliates totaled $1.3 million and $0.7 million for the years ended December 31, 2023 and 2022, respectively, and was not material for the year ended December 31, 2021. Cost of product revenue and operating expenses with Harvard and its affiliates and Mass General Brigham and its affiliates was $0.3 million for the year ended December 31, 2023, and was not material for the years ended December 31, 2022 and 2021. At December 31, 2023 and 2022, open payables to and receivable balances from Harvard and Mass General Brigham were not material.

As discussed in Note 4 — Revenue and Related Matters, on May 26, 2022, the Company and UltraDx, a company formed by ARCH, entered into the UltraDx Agreement to supply certain instruments and to grant certain licenses. At contract inception, the Company determined that UltraDx was a related party because a member of the Company’s Board of Directors was affiliated with ARCH and UltraDx. As of June 7, 2023, this individual was no longer a member of the Company’s Board of Directors. Cost of product revenue with UltraDx was $0.3 million for the year ended December 31, 2023 and $0.7 million for the year ended December 31, 2022. At December 31, 2023 and 2022, there were no open payable balances to UltraDx and open receivable balances from UltraDx were not material.